Comparative Period Revision	3 Months Ended
Mar. 31, 2021
Comparative Period Revision
Comparative Period Revision
18.	COMPARATIVE PERIOD REVISION

Foreign exchange differences on provisionally priced sales in Mexico have been revised in the comparative period to conform with the current period and Q4 2020 presentation. These foreign exchange differences are now presented in Other expenses (income) in the Condensed Consolidated Statements of Comprehensive Loss, rather than within the provisional pricing adjustment presented in Revenue. There is no impact to net loss and comprehensive loss, and cash flows are unchanged. The full year impact totaling $186 was adjusted for in the annual 2020 consolidated financial statements. Accordingly, there is no impact to the reported revenues and other expenses (income) in the consolidated financial statements for the year ended December 31, 2020.

	Three months ended			Six months ended	Nine months ended
	March 31	June 30	September 30	June 30	September 30
	2020	2020	2020	2020	2020
	$	$	$	$	$
Revenue
As reported	6,615	891	9,667	7,506	17,173
Revision	(1,054)	(204)	190	(1,258)	(1,068)
Revised	5,561	687	9,857	6,248	16,105

Other expenses (income)
As reported	1,659	(968)	744	691	1,435
Revision	(1,054)	(204)	190	(1,258)	(1,068)
Revised	605	(1,172)	934	(567)	367